Note 55 - Other Information (Tables)	12 Months Ended
Dec. 31, 2017
Other Information
Disclosure Of Dividends
Dividends Paid ("Dividend Option" not included)
		2017			2016			2015
	% Over Nominal	Euros per Share	Amount (Millions of Euros)	% Over Nominal	Euros per Share	Amount (Millions of Euros)	% Over Nominal	Euros per Share	Amount (Millions of Euros)
Ordinary shares	34.69%	0.17	1,125	32.65%	0.16	1,028	16.33%	0.08	504
Total dividends paid in cash	34.69%	0.17	1,125	32.65%	0.16	1,028	16.33%	0.08	504
Dividends with charge to income	34.69%	0.17	1,125	32.65%	0.16	1,028	16.33%	0.08	504

Profit Attributable by Operating Segments
Profit Attributable by Operating Segments
Profit Attributable by Operating Segments	Notes	2017	2016	2015
Banking Activity in Spain		1,381	912	1,085
Non Core Real Estate		(501)	(595)	(496)
United States		511	459	517
Mexico		2,162	1,980	2,094
Turkey		826	599	371
South America		861	771	905
Rest of Eurasia		125	151	75
Subtotal operating segments		5,363	4,276	4,551
Corporate Center		(1,844)	(801)	(1,910)
Profit attributable to parent company	6	3,519	3,475	2,641
Other gains (losses) (*)		1,243	1,218	686
Income tax and/or profit from discontinued operations		2,169	1,699	1,274
Operating profit before tax	6	6,931	6,392	4,603

(*) Profit attributable to non-controlling interests.

Interest Income Breakdown by Geographical Area
Interest Income. Breakdown by Geographical Area (Millions of euros)
	Notes	2017	2016	2015
Domestic		5,093	5,962	6,275
Foreign		24,203	21,745	18,507
European Union		422	291	387
Other OECD countries		19,386	17,026	13,666
Other countries		4,395	4,429	4,454
Total	37.1	29,296	27,708	24,783